Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

November 18, 2016

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Wisconsin Tax-Free Fund, Class A and Class C (the “Fund”). The interactive data relates to summary information that mirrors the Fund’s summary information in its prospectus supplement dated November 10, 2016 (SEC Accession No. 0001081400-16-002406). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Fund. If you have any questions, please contact me at (617) 210-3662.

Very truly yours,

  /s/ Brian Montana
Brian Montana
Senior Counsel